Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments For Capital Leases
Year ending December 31,	Capital Leases	Operating Leases	Total
2017	$204,354	$1,072,448	$1,276,802
2018	113,337	1,205,263	1,318,600
2019	21,266	427,769	449,035
2020	21,266	427,769	449,035
2021 and thereafter	1,773	463,416	465,189
Total	$361,996	$3,596,665	$3,958,661
Less: amount representing interest	(31,054)
Net present value of future minimum lease payments	$330,942
Current maturities	(184,399)
Long-term maturities	$146,543

Schedule of Capital Leased Assets
	2016	2015
Laboratory and manufacturing equipment	$560,829	$803,500
Office furniture and equipment	64,790	89,140
Computers and network equipment	24,350	153,693
Less accumulated amortization	(270,808)	(402,066)
Capital lease assets, net	$379,161	$644,267